Common Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands														12 Months Ended
	Sep. 07, 2022 CLP ($)	Apr. 28, 2022	Dec. 29, 2021	Dec. 03, 2021	Oct. 29, 2021	Oct. 04, 2021 CLP ($)	Sep. 10, 2021 CLP ($)	Aug. 09, 2021 CLP ($)	Jul. 13, 2021 CLP ($)	Apr. 16, 2021 CLP ($)	Apr. 14, 2021 CLP ($)	Dec. 02, 2020 CLP ($) $ / shares	Apr. 15, 2020 CLP ($) $ / shares	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2013 CLP ($)	Dec. 31, 2012 CLP ($)	Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 31, 2022 $ / shares	Dec. 07, 2022 CLP ($)	Dec. 07, 2022 $ / shares	Apr. 13, 2022 CLP ($)	Apr. 13, 2022 $ / shares	Dec. 31, 2021 $ / shares	Nov. 24, 2021 CLP ($)	Nov. 24, 2021 $ / shares	Oct. 06, 2021 CLP ($)	Oct. 06, 2021 $ / shares	Apr. 14, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Issued capital														$ 562,693,346	$ 562,693,346
Number of shares issued and fully paid | shares														369,502,872
Description of dividend policy														50% of the net distributable profit of the year.
Reserve of cash flow hedges														$ (4,180,961)	5,110,606	$ 3,297,873
Increase decrease through adjustments due to reassessment of fixed assets																								$ 4,087,396
Increase decrease through adjustments of price level restatement of paid up capital																							$ 17,615,333
Dividend paid date			Dec. 29, 2022
Reserve of exchange differences on translation [member]
Disclosure of Common Shareholders' Equity [Line Items]
Reserve of exchange differences on translation														40,039,090	51,745,399	153,975,058
Reserve of remeasurements of defined benefit plans [member]
Disclosure of Common Shareholders' Equity [Line Items]
Reserve of remeasurements of defined benefit plans														10,351,094	5,446,022	9,026,175
Manantial S.A. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																				$ 7,801,153	$ 9,779,475
Alimentos Nutrabien S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																				$ 5,426,209
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																						$ 9,779,475
Senz Briones y Ca. S.A.I.C. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital								$ 7,199,525	$ 7,199,525	$ 7,199,525
Via San Pedro Tarapac S.A. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital	$ 102,625					$ 245,244	$ 245,244											$ 13,054,114	$ 2,075,441
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables												$ 20,692,161																					$ 73,900,574
Dividend per Share | (per share)												$ 56													$ 135.1									$ 200		$ 56
Other reserves														$ 36,141,326	$ 35,175,097	$ 28,220,816
Dividend paid date					Oct. 29, 2021							Dec. 30, 2020		Dec. 29, 2022	Oct. 29, 2021	Dec. 30, 2020
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables											$ 51,422,043		$ 66,492,334													$ 49,919,383		$ 73,900,574			$ 165,167,784
Dividend per Share | (per share)													$ 179.95079				$ 179.95079										$ 135.1		$ 200	$ 200		$ 447			$ 139.16548	$ 139.16548
Dividend paid date		Apr. 28, 2022		Dec. 03, 2021							Apr. 23, 2021		Apr. 24, 2020		Apr. 28, 2022	Apr. 23, 2021	Apr. 24, 2020